Related Party Transactions	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Related Party Transactions
NOTE 27. RELATED PARTY TRANSACTIONS
Parent entity
Immutep Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 28.
Key management personnel
Disclosures relating to key management personnel are set out in note 23 and 32.

Transactions with related parties
There is no transaction occurred with related parties for fiscal year ended June 30, 2024 and June 30, 2023, other than the payment of Directors’ fees.
Receivable from and payable to related
parties
There were no trade receivables from or trade payables due to related parties at the reporting date.
Loans to/from related parties
There were no loans to or from related parties at the reporting date.